LEASE - Lease income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Sales-type leases
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Interest income on net investment in the lease	¥ 3,366	$ 474	¥ 3,326	$ 482
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,366	474	3,326	482
Direct financing leases
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Interest income on net investment in the lease			414	60
Operating leases
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Lease income relating to lease payments	13,371	1,883	18,226	2,643
Including: Income relating to variable lease payments not included in the measurement of lease receivable	¥ 13,371	$ 1,883	¥ 18,226	$ 2,643